(26) COST OF ELECTRIC ENERGY (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) GW	Dec. 31, 2016 BRL (R$) GW	Dec. 31, 2015 BRL (R$) GW
Statement Line Items [Line Items]
Electricity purchased for resale In GWh | GW	77,974	63,975	58,607
Electricity purchased for resale	R$ 15,617,498	R$ 9,849,252	R$ 11,846,779
Electricity network usage charge
Basic network charges	1,541,629	834,341	847,342
Transmission from Itaipu	159,896	53,248	51,236
Connection charges	122,536	84,927	56,312
Charges for use of the distribution system	39,451	38,699	40,332
System service charges - ESS, net of transfers froM CONER	(452,978)	362,735	555,851
Reserve energy charges - EER	(303)	106,925	54,762
PIS and COFINS credit	(126,213)	(129,883)	(140,868)
Subtotal	1,284,080	1,350,990	1,464,967
Total	R$ 16,901,518	R$ 11,200,242	R$ 13,311,747
Itaipu Binacional [Member]
Statement Line Items [Line Items]
Electricity purchased for resale In GWh | GW	11,779	10,497	10,261
Electricity purchased for resale	R$ 2,350,858	R$ 2,025,780	R$ 2,869,481
Spot market / PROINFA [Member]
Statement Line Items [Line Items]
Electricity purchased for resale In GWh | GW	3,595	2,253	4,004
Electricity purchased for resale	R$ 560,153	R$ 269,792	R$ 981,009
Energy purchased through auction [Member]
Statement Line Items [Line Items]
Electricity purchased for resale In GWh | GW	62,600	51,225	44,342
Electricity purchased for resale	R$ 14,269,265	R$ 8,541,677	R$ 9,192,868
PIS and COFINS credit [Member]
Statement Line Items [Line Items]
Electricity purchased for resale In GWh | GW	0	0	0
Electricity purchased for resale	R$ 1,562,779	R$ 987,997	R$ 1,196,579